Significant Contracts	6 Months Ended
Jun. 30, 2013
Significant Contracts [Abstract]
Significant Contracts [Text Block]
 4.  Significant Contracts

QVC Agreement

In connection with the Company’s agreement with QVC, Inc. (“QVC”), QVC is required to pay fees based primarily on a percentage of its net sales of Isaac Mizrahi branded merchandise. QVC royalty revenue represents a significant portion of the Company’s total revenues. Royalties from QVC totaled $1,992,000 and $1,900,000 for the Current Quarter and the Prior Year Quarter, respectively, representing 62% and 67% of the Company’s total revenues, respectively. Royalties from QVC totaled $3,984,000 and $3,800,000 for the Current Six Months and the Prior Year Six Months, respectively, representing 62% and 67% of the Company’s total revenues, respectively. As of June 30, 2013 and December 31, 2012, the Company had a receivable from QVC for each period in the amount of $1,901,000, representing 51% and 55% of the Company’s receivables, respectively.

LCNY Agreement

In connection with the Company’s agreement with Fifth & Pacific Companies, Inc. (formerly Liz Claiborne, Inc.) (“FNP”) (the “LCNY Agreement”) FNP is required to pay the Company royalties based primarily on a percentage of royalties FNP receives from QVC under a separate license agreement between FNP and QVC. Revenues from the LCNY Agreement totaled $500,000 and $375,000 for the Current Quarter and the Prior Year Quarter, respectively, representing 16% and 13% of the Company’s total revenues, respectively. Revenues from the LCNY Agreement totaled $1,000,000 and $750,000 for the Current Six Months and the Prior Year Six Months, respectively, representing 16% and 13% of the Company’s total revenues, respectively. As of June 30, 2013 and December 31, 2012, the Company had a receivable from FNP in the amount of $1,397,000 and $699,000, representing 38% and 20% of the Company’s receivables, respectively.